                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                File No. 2-87910
                                                               File No. 811-3910


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No.                                             / /
                                 --------

     Post-Effective Amendment No.   34                                       /X/
                                 --------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

     Amendment No.   34
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                             VOYAGEUR TAX FREE FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     1818 Market Street, Philadelphia, Pennsylvania                      19103
--------------------------------------------------------------------------------
        (Address of Principal Executive Offices)                      (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-1255
                                                                  --------------

       Eric E. Miller, Esquire, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            November 1, 1999
                                                                ----------------

It is proposed that this filing will become effective:

                         immediately upon filing pursuant to paragraph (b)
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                    X    on November 1, 1999 pursuant to paragraph (b)
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                         60 days after filing pursuant to paragraph (a)(1)
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                         on (date) pursuant to paragraph (a)(1)
                 -------

                         75 days after filing pursuant to paragraph (a)(2)
                 -------

                         on (date) pursuant to paragraph (a)(2) of Rule 485
                 -------

If appropriate:
                 _______ this post-effective amendment designates a new
                         effective date for a previously filed post-effective amendement




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                             --- C O N T E N T S ---



     This Post-Effective Amendment No. 34 to Registration File No. 2-87910 includes the following:


               1.      Facing Page

               2.      Contents Page

               3.      Part A - Prospectus(1)

               4.      Part B - Statement of Additional Information(1)

               5.      Part C - Other Information(2)

               7.      Signatures

       This Post-Effective Amendment relates to the Registrant's two series of shares and their classes: Delaware Tax-Free Minnesota Fund - Delaware Tax-Free Minnesota Fund A Class, Delaware Tax-Free Minnesota Fund B Class, Delaware Tax-Free Minnesota Fund C Class; and Delaware Tax-Free North Dakota Fund - Delaware Tax-Free North Dakota Fund A Class, Delaware Tax-Free North Dakota Fund B Class and Delaware Tax-Free North Dakota Fund C Class.

(1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 24 to the Registration Statement of Voyageur Mutual Funds filed November 1, 1999.

(2) Items 26(a) and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post- Effective Amendment No. 24 to the Registration Statement of Voyageur Mutual Funds filed November 1, 1999.


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                                     PART C

                                Other Information

Item 23.            Exhibits

                              (a)     Agreement and Declaration of Trust.

                                      (1)      Agreement and Declaration of
                                               Trust (December 17, 1998)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 33 filed August 16,
                                               1999.

                                      (2)      Certificate of Trust (December
                                               17, 1998) incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 33
                                               filed August 16, 1999.


                              (b)     By-Laws. By-Laws (December 17, 1998)
                                      incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                              (c) Copies of All Instruments Defining the Rights of Holders.

                                      (1)      Agreement and Declaration of
                                               Trust. Articles III, V and VI of
                                               Agreement and Declaration of
                                               Trust incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 33
                                               filed August 16, 1999.

                                      (2)      By-Laws. Article II of By-Laws
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 33 filed August 16,
                                               1999.

                              (d)     Investment Management Agreement.

                                      (1)      Form of Investment Management
                                               Agreement (November 1999) between
                                               Delaware Management Company and
                                               the Registrant incorporated into
                                               this filing by reference to
                                               Post-Effective Amendment No. 33
                                               filed August 16, 1999.

                              (e)     (1)      Distribution Agreement.

                                               (i) Form of Distribution
                                                   Agreement (November 1999)
                                                   between Delaware
                                                   Distributors, L.P. and the
                                                   Registrant on behalf of each
                                                   Fund incorporated into this
                                                   filing by reference to
                                                   Post-Effective Amendment No.
                                                   29 filed August 28, 1997.

                                      (2)      Administration and Service
                                               Agreement. Form of Administration
                                               and Service Agreement (as amended
                                               November 1995) (Module)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 29 filed August 28,
                                               1997.

                                      (3)      Dealer's Agreement. Dealer's
                                               Agreement (as amended November
                                               1995) (Module) incorporated into
                                               this filing by reference to
                                               Post-Effective Amendment No. 29
                                               filed August 28, 1997.

                                      (4)      Mutual Fund Agreement for the
                                               Delaware Group of Funds (as
                                               amended November 1995) (Module)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 29 filed August 28,
                                               1997.

                              (f)     Inapplicable.

                              (g)     Custodian Agreement.

                                      (1)      Form of Custodian Contract with
                                               Norwest Bank Minnesota N.A.
                                               (November 1999) incorporated into
                                               this filing by reference to Post-
                                               Effective Amendment No. 27 filed
                                               April 30, 1996.

                              (h)     Other Material Contracts.

                                      (1)      Form of Shareholder Services
                                               Agreement (November 1999) between
                                               Delaware Service Company, Inc.
                                               and the Registrant on behalf of
                                               each Fund (Module) incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 29
                                               filed August 28, 1997.

                                      (2)      Form of Fund Accounting Agreement
                                               (November 1999) between Delaware
                                               Service Company, Inc. and the
                                               Registrant on behalf of each Fund
                                               (Module) incorporated into this
                                               filing by reference to Post-
                                               Effective Amendment No. 29 filed
                                               August 28, 1997.

                              (i) Opinion of Counsel.Incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

                              (j)     Consent of Auditors.  Attached as Exhibit.

                              (k)     Inapplicable.

                              (l) Letter of Investment Intent incorporated into this filing by reference to Form N- 1 filed on November 14, 1983.

                              (m)     Plans under Rule 12b-1.

                                      (1)      Form of Plan under Rule 12b-1 for
                                               Class A, B and C Shares (November
                                               1998) of Voyageur Tax Free Funds,
                                               Inc. on behalf of each Fund
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 27 filed April 30,
                                               1996.

                              (n)     Plan under Rule 18f-3.

                                         (a)     Form of Plan under Rule 18f-3
                                                 (November 1999) incorporated
                                                 into this filing by reference
                                                 to Post-Effective Amendment No.
                                                 30 filed April 29, 1998.

                              (o)     Other:     Trustees' Power of Attorney.
                                                 Incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 33 filed August
                                                 16, 1999.

Item 24.            Persons Controlled by or under Common Control with
                    Registrant.  None.


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Item 25.            Indemnification.  Article VI of the By-Laws incorporated
                    into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

Item 26.            Business and Other Connections of Investment Adviser.

                    Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Intermediate Tax-Free Funds, Voyageur Funds, Inc., Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

Item 26(a) incorporated into this filing by reference to Post-Effective Amendment No. 24 to the Registration Statement of Voyageur Mutual Funds filed November 1, 1999.

Item 27.            Principal Underwriters.

                    Incorporated into this filing by reference to Post-Effective Amendment No. 24 to the Registration Statement of Voyageur Mutual Funds filed November 1, 1999.

Item 28.            Location of Accounts and Records.

                    All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103, One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Minneapolis, Minnesota 55402.

Item 39.            Management Services.  None.

Item 30.            Undertakings.  Inapplicable.




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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 21st day of October, 1999.

                                     VOYAGEUR TAX FREE FUNDS

                                      By   /s/David K. Downes
                                        -------------------------------
                                              David K. Downes
                                   President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                Signature                                                  Title                                  Date
----------------------------------------                 -----------------------------------------          ----------------

/s/David K. Downes                                       President/Chief Executive Officer/                 October 21, 1999
----------------------------------------                 Chief Operating Officer/Chief Financial
David K. Downes                                          Officer (Principal Executive Officer,
                                                         Principal Financial Officer and Principal
                                                         Accounting Officer) and Trustee

/s/Wayne A. Stork                                        Trustee                                            October 21, 1999
----------------------------------------
Wayne A. Stork

/s/Walter P. Babich                    *                 Trustee                                            October 21, 1999
----------------------------------------
Walter P. Babich

/s/ Anthony D. Knerr                   *                 Trustee                                            October 21, 1999
----------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                       *                 Trustee                                            October 21, 1999
----------------------------------------
Ann R. Leven

/s/Thomas F. Madison                   *                 Trustee                                            October 21, 1999
----------------------------------------
Thomas F. Madison

/s/Charles E. Peck                     *                 Trustee                                            October 21, 1999
----------------------------------------
Charles E. Peck

/s/Janet L. Yeomans                    *                 Trustee                                            October 21, 1999
----------------------------------------
Janet L. Yeomans
                                                      *By /s/ David K. Downes
                                                          ----------------------
                                                           David K. Downes
                                                      as Attorney-in-Fact for
                                                   each of the persons indicated






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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



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                                INDEX TO EXHIBITS


              Exhibit No.            Exhibit
              -----------            -------

              EX-99.J                Consent of Auditors